Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Expenses [Abstract]
Administration and corporate overheads		$ 4,931	$ 3,118		$ 4,460
Changes in inventories of finished goods and work in progress		(17,847)	16,500		(21,390)
Depreciation and amortisation expense		23,630	24,983	[1]	22,146	[1]
Employee benefits expense		36,378	27,917		30,489
External services		119,236	111,160		115,778
Impairment and write down of financial assets		0	354		5,333
Loss on termination and settlement of contracts	[2]	7,218	0		0
Net loss on disposal of financial and non-financial assets	[2]	102	0		828
Net movement in inventories relating to net realisable value adjustments	[2],[3]	(9,454)	2,718		6,843
Raw materials and consumables used		36,445	30,223		29,354
All other operating expenses		7,849	8,137		8,766
Total expenses	[4]	208,488	225,110	[1]	202,607	[1]
Non-recurring merger transaction and integration costs		8,700	8,100		0
Non-recurring merger transaction and integration costs, external services		8,200	8,000		0
Non-recurring merger transaction and integration costs, administration and corporate overheads		400	100		0
Non-recurring merger transaction and integration costs, employee benefits expense		$ 100	$ 0		$ 0

[1]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.
[2]	Refer to Note 11 (b) for details on the net movement in inventories relating to net realisable value adjustments.
[3]	Adjustment to profit/(loss) which is reported as part of ‘North American Lithium’. Refer to Note 11 (b) for further details.
[4]	The amount reported for the year ended 30 June 2026 includes $8.7 million of non-recurring merger transaction and integration costs (2025: $8.1 million; 2024: Nil), of which $8.2 million is included within ‘External services’ (2025: $8.0 million; 2024: Nil), $0.4 million is included within ‘Administration and corporate overheads’ (2025: $0.1 million; 2024: Nil), and $0.1 million is included within ‘Employee benefits expense’ (2025 and 2024: Nil).